16 PROVISION FOR TAX, SOCIAL SECURITY, LABOR, CIVIL AND ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
ProvisionForTaxSocialSecurityLaborCivilAndEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Accrued liabilities	R$ 623,247	R$ 792,456
Judicial deposits	328,371	347,950
Accrued liabilities current	96,479	106,503
Accrued liabilities non current	526,768	685,953
Judicial deposits non current	328,371	347,950
Tax [Member]
ProvisionForTaxSocialSecurityLaborCivilAndEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Accrued liabilities	128,411	118,490
Judicial deposits	31,060	46,321
Social Security [Member]
ProvisionForTaxSocialSecurityLaborCivilAndEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Accrued liabilities	7,039	70,084
Judicial deposits		50,898
Labor [Member]
ProvisionForTaxSocialSecurityLaborCivilAndEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Accrued liabilities	305,309	362,228
Judicial deposits	227,213	214,625
Civil [Member]
ProvisionForTaxSocialSecurityLaborCivilAndEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Accrued liabilities	138,990	210,264
Judicial deposits	53,771	22,024
Environmental [Member]
ProvisionForTaxSocialSecurityLaborCivilAndEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Accrued liabilities	43,498	31,390
Judicial deposits	3,731	1,900
Deposit Of A Guarantee [Member]
ProvisionForTaxSocialSecurityLaborCivilAndEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Judicial deposits	R$ 12,596	R$ 12,182